Note 16 - Restatement of Comparative Amounts	3 Months Ended
Feb. 28, 2014
Restatement Of Comparative Amounts [Abstract]
Restatement Of Comparative Amounts [Text Block]
16.	Restatement of comparative amounts

The Company previously classified the issuance of common shares as a credit to additional paid-in capital. In accordance with U.S. GAAP, shares issued with no par value are required to be classified under capital stock. The adjustment is a reclassification from additional paid-in capital into capital stock and has an immaterial impact on the condensed unaudited interim consolidated statement of shareholders’ equity (deficiency) as described in the audited consolidated financial statements and notes thereto for the year ended November 30, 2013.